UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Intermediate-Term Municipal Income Fund
Class A [PIMEX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam Intermediate-Term Municipal Income Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$43	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$25,339,878
Total Number of Portfolio Holdings*	74
Portfolio Turnover Rate	6%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
The liquidation of the Fund is expected to occur on or about July 18, 2025, pursuant to a plan of liquidation. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Putnam Intermediate-Term Municipal Income Fund	PAGE 1	39212-STSA-0725

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Intermediate-Term Municipal Income Fund	PAGE 2	39212-STSA-0725

Putnam Intermediate-Term Municipal Income Fund
Class C [PIMFX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam Intermediate-Term Municipal Income Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$80	1.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$25,339,878
Total Number of Portfolio Holdings*	74
Portfolio Turnover Rate	6%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
The liquidation of the Fund is expected to occur on or about July 18, 2025, pursuant to a plan of liquidation. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Putnam Intermediate-Term Municipal Income Fund	PAGE 1	39212-STSC-0725

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Intermediate-Term Municipal Income Fund	PAGE 2	39212-STSC-0725

Putnam Intermediate-Term Municipal Income Fund
Class R6 [PIMRX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam Intermediate-Term Municipal Income Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$28	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$25,339,878
Total Number of Portfolio Holdings*	74
Portfolio Turnover Rate	6%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
The liquidation of the Fund is expected to occur on or about July 18, 2025, pursuant to a plan of liquidation. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Putnam Intermediate-Term Municipal Income Fund	PAGE 1	39212-STSR6-0725

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Intermediate-Term Municipal Income Fund	PAGE 2	39212-STSR6-0725

Putnam Intermediate-Term Municipal Income Fund
Class Y [PIMYX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam Intermediate-Term Municipal Income Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$25,339,878
Total Number of Portfolio Holdings*	74
Portfolio Turnover Rate	6%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
The liquidation of the Fund is expected to occur on or about July 18, 2025, pursuant to a plan of liquidation. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Putnam Intermediate-Term Municipal Income Fund	PAGE 1	39212-STSY-0725

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Intermediate-Term Municipal Income Fund	PAGE 2	39212-STSY-0725

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Intermediate-Term
Municipal Income
Fund
Financial Statements and Other Important Information
Semi-Annual | May 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Changes In and Disagreements with Accountants 23
Results of Meeting(s) of Shareholders 23
Remuneration Paid to Directors, Officers and Others 23
Board Approval of Management and Subadvisory Agreements 23

Putnam Funds Trust
Financial Highlights
Putnam Intermediate-Term Municipal Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.04 $9.84 $9.76 $10.72 $10.80 $10.64
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.27 0.24 0.16 0.14 0.17
Net realized and unrealized gains (losses) (0.30) 0.19 0.07 (0.87) 0.09 0.27
Total from investment operations ........ (0.15) 0.46 0.31 (0.71) 0.23 0.44
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.23) (0.16) (0.14) (0.17)
Net realized gains ................. — — — (0.09) (0.17) (0.11)
Total distributions ................... (0.14) (0.26) (0.23) (0.25) (0.31) (0.28)
Net asset value, end of period .......... $9.75 $10.04 $9.84 $9.76 $10.72 $10.80
Total return
c
....................... (1.46)% 4.73% 3.27% (6.72)% 2.17% 4.26%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.40% 1.37% 1.33% 1.48% 1.78% 1.98%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.87% 0.90% 0.90% 0.90% 0.89% 0.88%
Net investment income ............... 2.96% 2.73% 2.46% 1.67% 1.29% 1.57%
Supplemental data
Net assets, end of period (000’s) ........ $14,073 $14,609 $12,340 $14,699 $11,682 $11,488
Portfolio turnover rate ................ 6% 18% 33% 29% 31% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Intermediate-Term Municipal Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

,2
a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.05 $9.84 $9.77 $10.73 $10.81 $10.64
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.20 0.17 0.09 0.06 0.08
Net realized and unrealized gains (losses) (0.30) 0.20 0.06 (0.87) 0.09 0.29
Total from investment operations ........ (0.19) 0.40 0.23 (0.78) 0.15 0.37
Less distributions from:
Net investment income .............. (0.11) (0.19) (0.16) (0.09) (0.06) (0.09)
Net realized gains ................. — — — (0.09) (0.17) (0.11)
Total distributions ................... (0.11) (0.19) (0.16) (0.18) (0.23) (0.20)
Net asset value, end of period .......... $9.75 $10.05 $9.84 $9.77 $10.73 $10.81
Total return
c
....................... (1.93)% 4.05% 2.39% (7.38)% 1.40% 3.51%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 2.14% 2.12% 2.08% 2.23% 2.53% 2.73%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.62% 1.65% 1.65% 1.65% 1.64% 1.63%
Net investment income ............... 2.18% 1.98% 1.70% 0.85% 0.55% 0.83%
Supplemental data
Net assets, end of period (000’s) ........ $106 $115 $252 $305 $424 $428
Portfolio turnover rate ................ 6% 18% 33% 29% 31% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Intermediate-Term Municipal Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.04 $9.83 $9.76 $10.72 $10.80 $10.63
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.31 0.27 0.20 0.18 0.20
Net realized and unrealized gains (losses) (0.30) 0.19 0.07 (0.88) 0.09 0.29
Total from investment operations ........ (0.14) 0.50 0.34 (0.68) 0.27 0.49
Less distributions from:
Net investment income .............. (0.16) (0.29) (0.27) (0.19) (0.18) (0.21)
Net realized gains ................. — — — (0.09) (0.17) (0.11)
Total distributions ................... (0.16) (0.29) (0.27) (0.28) (0.35) (0.32)
Net asset value, end of period .......... $9.74 $10.04 $9.83 $9.76 $10.72 $10.80
Total return
c
....................... (1.42)% 5.20% 3.50% (6.39)% 2.49% 4.68%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.09% 1.04% 1.00% 1.15% 1.46% 1.67%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.57% 0.57% 0.57% 0.57% 0.57% 0.57%
Net investment income ............... 3.26% 3.05% 2.79% 2.04% 1.57% 1.91%
Supplemental data
Net assets, end of period (000’s) ........ $2,382 $2,694 $2,595 $1,466 $892 $419
Portfolio turnover rate ................ 6% 18% 33% 29% 31% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Intermediate-Term Municipal Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.04 $9.84 $9.76 $10.71 $10.80 $10.63
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.30 0.27 0.19 0.17 0.19
Net realized and unrealized gains (losses) (0.30) 0.19 0.07 (0.87) 0.08 0.29
Total from investment operations ........ (0.14) 0.49 0.34 (0.68) 0.25 0.48
Less distributions from:
Net investment income .............. (0.16) (0.29) (0.26) (0.18) (0.17) (0.20)
Net realized gains ................. — — — (0.09) (0.17) (0.11)
Total distributions ................... (0.16) (0.29) (0.26) (0.27) (0.34) (0.31)
Net asset value, end of period .......... $9.74 $10.04 $9.84 $9.76 $10.71 $10.80
Total return
c
....................... (1.44)% 4.99% 3.53% (6.41)% 2.33% 4.62%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.12% 1.08% 1.23% 1.53% 1.73%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.62% 0.65% 0.65% 0.65% 0.64% 0.63%
Net investment income ............... 3.21% 2.96% 2.70% 2.19% 1.54% 1.79%
Supplemental data
Net assets, end of period (000’s) ........ $8,779 $8,843 $13,324 $17,233 $1,322 $1,358
Portfolio turnover rate ................ 6% 18% 33% 29% 31% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments (unaudited), May 31, 2025
Putnam Intermediate-Term Municipal Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 65.9%
Alabama 1.6%
a
Southeast Energy Authority A Cooperative District ,
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ $ 150,000 $ 158,285
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 250,000 258,136
416,421
Alaska 1.1%
State of Alaska , GO , 2025 A , Refunding , 5% , 8/01/34 ........................ 250,000 282,353
Arizona 1.0%
a
Coconino County Pollution Control Corp. , Nevada Power Co. , Revenue , 2017 B ,
Refunding , Mandatory Put , 3.75% , 3/31/26 ............................... 250,000 249,623
California 9.0%
a
California Community Choice Financing Authority , Revenue , 2024 A , Mandatory Put ,
5% , 4/01/32 ...................................................... 300,000 314,976
California County Tobacco Securitization Agency , Sonoma County Securitization Corp. ,
Revenue , 2020 A , Refunding , 5% , 6/01/27 ............................... 280,000 287,212
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2013 A , 4% , 3/01/33 .......................... 105,000 102,780
California Municipal Finance Authority ,
BOLD Program , Special Tax , 2023 B , 4.875% , 9/01/33 ...................... 200,000 207,074
HumanGood California Obligated Group , Revenue , 2019 A , Refunding , 4% , 10/01/35 175,000 173,217
California State University , Revenue , 2018 B , 3.422% , 11/01/25 ................. 100,000 99,598
City of Los Angeles , Department of Airports , Revenue , 2018 C , 5% , 5/15/27 ....... 285,000 292,984
Mount San Jacinto Community College District , GO , 2014 C , 3% , 8/01/35 ......... 105,000 97,700
San Diego Housing Authority, Inc. , Sea Breeze Gardens Preservation LP , Revenue ,
2024 E , FHLMC Insured , 4.2% , 6/01/40 ................................. 500,000 472,558
San Juan Unified School District , GO , 2020 , 3% , 8/01/35 ...................... 240,000 221,044
2,269,143
Colorado 1.8%
State of Colorado , COP , 2020 A , 3% , 12/15/36 ............................. 520,000 450,863
Florida 2.4%
Greater Orlando Aviation Authority , Revenue , 2017 A , 5% , 10/01/35 .............. 350,000 354,261
Orange County Health Facilities Authority , Orlando Health Obligated Group , Revenue ,
2023 A , 5% , 10/01/40 ............................................... 250,000 259,803
614,064
Georgia 1.0%
a
Development Authority of Burke County (The) , Georgia Power Co. , Revenue, First
Series , 2012-1 , Refunding , Mandatory Put , 2.875% , 8/19/25 .................. 250,000 249,429
Illinois 1.3%
University of Illinois , Health Services Facilities System , Revenue , 2023 ,
Refunding , 5.5% , 10/01/39 ........................................... 300,000 321,050
Indiana 0.8%
City of Rockport , AEP Generating Co. , Revenue , 1995 B , Refunding , 3.125% , 7/01/25 200,000 199,892
Kentucky 3.9%
a
Kentucky Public Energy Authority , Revenue , 2024 A , Mandatory Put , 5% , 7/01/30 ... 250,000 259,298
Louisville/Jefferson County Metropolitan Government , Norton Healthcare Obligated
Group , Revenue , 2023 A , Refunding , 5% , 10/01/41 ........................ 300,000 306,842
Rural Water Financing Agency , Revenue , 2023 A , 3.9% , 11/01/25 ............... 250,000 250,099

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Intermediate-Term Municipal Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
University of Kentucky , Revenue , 2024 , 5% , 10/01/40 ........................ $ 155,000 $ 164,160
980,399
Louisiana 0.8%
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 200,000 194,830
Michigan 0.9%
Michigan Finance Authority , Detroit Public Lighting Authority Utility Users Tax , Revenue ,
2014 B , 5% , 7/01/29 ............................................... 240,000 240,301
Minnesota 1.1%
City of Deephaven , Eagle Ridge Academy , Revenue , 2015 A , Refunding , 4.4% , 7/01/25 10,000 9,998
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 11/15/36 ............................................ 265,000 269,207
279,205
Missouri 1.0%
Health & Educational Facilities Authority of the State of Missouri , University of Health
Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding , 4% , 5/01/37 .... 290,000 243,087
Nevada 1.2%
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2023 A , 5% , 7/01/39 ....................... 300,000 317,744
New Mexico 1.0%
a
City of Farmington , Public Service Co. of New Mexico , Revenue , 2010 B , Refunding ,
Mandatory Put , 3.875% , 6/01/29 ...................................... 250,000 250,665
New York 5.9%
a
Long Island Power Authority , Revenue , 2020 B , Refunding , Mandatory Put , 0.85% ,
9/01/25 ......................................................... 325,000 322,358
New York City Housing Development Corp. , Revenue , 2020 I-1 , 2.55% , 11/01/45 .... 300,000 201,234
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2024 A-1 ,
5% , 5/01/46 ...................................................... 375,000 383,344
New York State Dormitory Authority , Pace University , Revenue , 2024 A , 5.25% , 5/01/40 325,000 336,058
Port Authority of New York & New Jersey , Revenue , 221st , 4% , 7/15/38 ........... 250,000 241,942
1,484,936
Ohio 1.5%
County of Montgomery , Kettering Health Network Obligated Group , Revenue , 2016 ,
4% , 8/01/47 ...................................................... 160,000 138,851
a
Ohio Air Quality Development Authority , Duke Energy Corp. , Revenue , 2022 B ,
Refunding , Mandatory Put , 4% , 6/01/27 ................................. 250,000 251,914
390,765
Pennsylvania 4.7%
Allegheny County Hospital Development Authority , Allegheny Health Network Obligated
Group , Revenue , 2018 A , Refunding , 5% , 4/01/32 ......................... 200,000 206,618
Chester County Industrial Development Authority , Avon Grove Charter School ,
Revenue , 2024 , 5% , 3/01/27 ......................................... 150,000 152,057
a
Geisinger Authority , Kaiser Obligated Group , Revenue , 2020 B , Refunding , Mandatory
Put , 5% , 2/15/27 .................................................. 150,000 152,831
Pennsylvania Economic Development Financing Authority , Commonwealth of
Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% , 6/30/35 ............ 190,000 201,764
Pennsylvania Turnpike Commission , Revenue , 2019 A , 5% , 12/01/30 ............ 285,000 307,999

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Intermediate-Term Municipal Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development , MaST Community Charter School II ,
Revenue , 2020 A , 5% , 8/01/30 ........................................ $ 155,000 $ 158,771
West Shore Area Authority , Messiah Lifeways Obligated Group , Revenue , 2015 A ,
Refunding , 5% , 7/01/25 ............................................. 15,000 14,997
1,195,037
South Carolina 0.7%
South Carolina Transportation Infrastructure Bank , Revenue , 2016 A , Refunding , 3% ,
10/01/36 ........................................................ 200,000 179,441
Tennessee 5.4%
Knox County Health Educational & Housing Facility Board ,
Revenue , 2024 B-1 , BAM Insured , 5% , 7/01/44 ........................... 255,000 257,688
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/37 ........................................................ 400,000 423,028
Metropolitan Nashville Airport Authority (The) ,
Revenue , 2019 B , 5% , 7/01/33 ........................................ 250,000 261,096
Revenue , 2022 B , 5.5% , 7/01/36 ...................................... 100,000 108,626
a
Tennergy Corp. , Revenue , 2021 A , Mandatory Put , 4% , 9/01/28 ................. 325,000 324,633
1,375,071
Texas 11.2%
Arlington Higher Education Finance Corp. ,
Trinity Basin Preparatory, Inc. , Revenue , 2022 , PSF Guaranty , 5% , 8/15/33 ...... 250,000 271,861
Uplift Education , Revenue , 2017 A , Refunding , PSF Guaranty , 4% , 12/01/31 ..... 165,000 165,948
Uplift Education , Revenue , 2018 A , PSF Guaranty , 4% , 12/01/31 .............. 200,000 200,613
City of San Antonio , Electric & Gas Systems , Revenue , 2024 D , Refunding , 5% ,
2/01/42 ......................................................... 250,000 261,239
a
Fort Bend Independent School District , GO , 2021 B , Refunding , PSF Guaranty ,
Mandatory Put , 0.72% , 8/01/26 ....................................... 205,000 197,349
Hutto Independent School District , GO , 2023 , PSF Guaranty , 5% , 8/01/43 ......... 200,000 208,774
Irving Independent School District , GO , 2023 , PSF Guaranty , 5% , 2/15/43 ......... 325,000 335,421
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 5% , 9/01/27 ................................. 125,000 127,533
Royse City Independent School District , GO , 2023 , PSF Guaranty , 5% , 2/15/42 ..... 250,000 261,462
San Antonio Housing Trust Public Facility Corp. , Brooks Family Apartments LP ,
Revenue , 2024 A , FNMA Insured , 4.55% , 3/01/43 ......................... 300,000 288,300
Texas A&M University , Revenue , 2022 , 5.25% , 5/15/37 ....................... 250,000 273,147
Texas Water Development Board , State Water Implementation Revenue Fund for
Texas , Revenue , 2019 A , 3% , 10/15/35 ................................. 270,000 242,208
2,833,855
Utah 1.1%
Utah Infrastructure Agency ,
Revenue , 2019 , 5% , 10/15/29 ........................................ 135,000 141,121
Revenue , 2021 , 4% , 10/15/28 ........................................ 140,000 139,836
280,957
Washington 2.4%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding , 6.75% ,
12/01/44 ........................................................ 175,000 191,177
Port of Seattle , Revenue , 2019 , 5% , 4/01/38 ............................... 200,000 202,806
State of Washington , GO , 2021 C , 5% , 2/01/41 ............................. 200,000 207,979
601,962

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Intermediate-Term Municipal Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 3.1%
District of Columbia 2.2%
District of Columbia , International School Obligated Group , Revenue , 2019 ,
5% , 7/01/26 ...................................................... $ 165,000 $ 167,158
Washington Metropolitan Area Transit Authority , Dedicated , Revenue , 2021 A , 5% ,
7/15/46 ......................................................... 380,000 383,851
551,009
Puerto Rico 0.9%
Commonwealth of Puerto Rico , GO , 2022 A-1 , 5.375% , 7/01/25 ................
99,862 99,933
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/26 ......................................................... 140,000 140,073
240,006
Total U.S. Territories .................................................................... 791,015
Total Municipal Bonds (Cost $ 16,926,162 ) ......................................
16,692,108
a a a a
Short Term Investments 33.5%
Shares
a
Money Market Funds 33.5%
b,c
Putnam Short Term Investment Fund, Class P , 4.555% ....................... 8,477,003 8,477,003
Total Money Market Funds (Cost $ 8,477,003 ) ...................................
8,477,003
Total Short Term Investments (Cost $ 8,477,003 ) .................................
8,477,003
a
Total Investments (Cost $ 25,403,165 ) 99.4% ....................................
$25,169,111
Other Assets, less Liabilities 0.6% .............................................
170,767
Net Assets 100.0% ...........................................................
$25,339,878
See Abbreviations on page 22 .
a
The maturity date shown represents the mandatory put date.
b
See Note 3 ( g ) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
May 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Intermediate-
Term Municipal
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $16,926,162
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 8,477,003
Value - Unaffiliated issuers .................................................................. $16,692,108
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 8,477,003
Receivables:
Capital shares sold ........................................................................ 5,100
Dividends and interest ..................................................................... 229,405
Affiliates ................................................................................ 8,996
Prepaid expenses .......................................................................... 53,942
Total assets .......................................................................... 25,466,554
Liabilities:
Payables:
Capital shares redeemed ................................................................... 61,381
Administrative fees ........................................................................ 71
Distribution fees .......................................................................... 3,094
Transfer agent fees ........................................................................ 6,307
Reports to shareholders fees ................................................................ 23,097
Professional fees ......................................................................... 27,390
Trustees' fees and expenses ................................................................. 1,083
Accrued expenses and other liabilities ........................................................... 4,253
Total liabilities ......................................................................... 126,676
Net assets, at value ................................................................. $25,339,878
Net assets consist of:
Paid-in capital ............................................................................. $26,103,394
Total distributable earnings (losses) ............................................................. (763,516)
Net assets, at value ................................................................. $25,339,878

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
May 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Intermediate-
Term Municipal
Income Fund
Class A:
Net assets, at value ....................................................................... $14,073,390
Shares outstanding ........................................................................ 1,444,037
Net asset value per share
a ,b
.................................................................. $9.75
Maximum offering price per share (net asset value per share ÷ 96 .00% )
b
................................ $10.16
Class C:
Net assets, at value ....................................................................... $105,631
Shares outstanding ........................................................................ 10,829
Net asset value and maximum offering price per share
a ,b
............................................ $9.75
Class R6:
Net assets, at value ....................................................................... $2,381,886
Shares outstanding ........................................................................ 244,571
Net asset value and maximum offering price per share
b
............................................. $9.74
Class Y:
Net assets, at value ....................................................................... $8,778,971
Shares outstanding ........................................................................ 901,087
Net asset value and maximum offering price per share
b
............................................. $9.74
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the six months ended May 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Intermediate-
Term Municipal
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $43,351
Interest:
Unaffiliated issuers ........................................................................ 445,254
Total investment income ................................................................... 488,605
Expenses:
Management fees (Note 3 a ) ................................................................... 52,821
Administrative fees (Note 3 b ) .................................................................. 286
Distribution fees: (Note 3c )
Class A ................................................................................ 17,801
Class C ................................................................................ 566
Transfer agent fees: (Note 3e )
Class A ................................................................................ 7,360
Class C ................................................................................ 59
Class R6 ............................................................................... 628
Class Y ................................................................................ 4,477
Custodian fees (Note 4 ) ...................................................................... 2,957
Reports to shareholders fees .................................................................. 7,094
Registration and filing fees .................................................................... 36,887
Professional fees ........................................................................... 31,431
Trustees' fees and expenses .................................................................. 404
Other .................................................................................... 1,371
Total expenses ......................................................................... 164,142
Expense reductions (Note 4 ) ............................................................... (82)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (66,830)
Net expenses ......................................................................... 97,230
Net investment income ................................................................ 391,375
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (138,111)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (638,268)
Net realized and unrealized gain (loss) ............................................................ (776,379)
Net increase (decrease) in net assets resulting from operations .......................................... $(385,004)

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Intermediate-Term Municipal Income
Fund
Six Months Ended
May 31, 2025
(unaudited)
Year Ended
November 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $391,375 $844,729
Net realized gain (loss) ................................................. (138,111) (97,442)
Net change in unrealized appreciation (depreciation) ........................... (638,268) 636,005
Net increase (decrease) in net assets resulting from operations ................ (385,004) 1,383,292
Distributions to shareholders:
Class A ............................................................. (207,242) (343,732)
Class B ............................................................. — (16)
Class C ............................................................. (1,218) (3,394)
Class R6 ............................................................ (44,906) (78,801)
Class Y ............................................................. (132,144) (382,011)
Total distributions to shareholders .......................................... (385,510) (807,954)
Capital share transactions: (Note 2 )
Class A ............................................................. (103,756) 2,013,438
Class B ............................................................. — (1,724)
Class C ............................................................. (6,358) (140,749)
Class R6 ............................................................ (237,205) 45,757
Class Y ............................................................. 555,880 (5,103,378)
Total capital share transactions ............................................ 208,561 (3,186,656)
Net increase (decrease) in net assets ................................... (561,953) (2,611,318)
Net assets:
Beginning of period ..................................................... 25,901,831 28,513,149
End of period .......................................................... $25,339,878 $25,901,831

Putnam Funds Trust
Notes to Financial Statements (unaudited)
Putnam Intermediate-Term Municipal Income Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of sixteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Intermediate-Term Municipal Income Fund (Fund) is included
in this report. The Fund offers four classes of shares:
Class A, Class C, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2025, the Fund

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Intermediate-Term Municipal Income Fund
(continued)
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
b. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Intermediate-Term Municipal Income Fund
(continued)
2. Shares of Beneficial Interest
At May 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
May 31, 2025
Year Ended
November 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 125,392 $1,238,107 421,029 $4,212,341
Shares issued in reinvestment of distributions .......... 20,070 198,274 33,661 336,085
Shares redeemed ............................... (156,157) (1,540,137) (254,457) (2,534,988)
Net increase (decrease) .......................... (10,695) $(103,756) 200,233 $2,013,438
Class B Shares:
*
Shares issued in reinvestment of distributions .......... — $— 2 $16
Shares redeemed ............................... — — (174) (1,740)
Net increase (decrease) .......................... — $— (172) $(1,724)
Class C Shares:
Shares sold ................................... 254 $2,500 899 $8,962
Shares issued in reinvestment of distributions .......... 123 1,214 340 3,394
Shares redeemed
a
.............................. (1,028) (10,072) (15,382) (153,105)
Net increase (decrease) .......................... (651) $(6,358) (14,143) $(140,749)
Class R6 Shares:
Shares sold ................................... 17,149 $170,173 49,511 $494,167
Shares issued in reinvestment of distributions .......... 3,743 36,947 7,392 73,742
Shares redeemed ............................... (44,804) (444,325) (52,364) (522,152)
Net increase (decrease) .......................... (23,912) $(237,205) 4,539 $45,757
Class Y Shares:
Shares sold ................................... 97,867 $969,831 887,612 $8,885,573
Shares issued in reinvestment of distributions .......... 13,899 137,198 38,363 382,012
Shares redeemed ............................... (55,646) (551,149) (1,435,709) (14,370,963)
Net increase (decrease) .......................... 56,120 $555,880 (509,734) $(5,103,378)
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Intermediate-Term Municipal Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended May 31, 2025, the annualized gross effective investment management fee rate was 0.414% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.590% of the first $5 billion,
0.540% of the next $5 billion,
0.490% of the next $10 billion,
0.440% of the next $10 billion,
0.390% of the next $50 billion,
0.370% of the next $50 billion,
0.360% of the next $100 billion and
0.355% of any excess thereafter.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Intermediate-Term Municipal Income Fund
(continued)
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C and Class Y shares that included (1) a per account fee for each direct and underlying non-
defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $226
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Putnam Intermediate-Term Municipal Income Fund
(continued)
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended May 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through March 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through March 30, 2027, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.52% of the fund’s average net assets.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent and custodian fees, respectively. During the period ended May 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Intermediate-Term Municipal Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.555% ...... $2,114,554 $9,756,722 $(3,394,273) $— $— $8,477,003 8,477,003 $43,351
Total Affiliated Securities ... $2,114,554 $9,756,722 $(3,394,273) $— $— $8,477,003 $43,351
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Intermediate-Term Municipal Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At November 30, 2024, the capital loss carryforwards were as follows:
At May 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended May 31, 2025, aggregated
$1,336,106 and $7,612,340, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories and the District of Columbia.
Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment Funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam Funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes,
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 79,006
Long term ................................................................................ 366,857
Total capital loss carryforwards ............................................................... $445,863
Cost of investments .......................................................................... $25,377,119
Unrealized appreciation ........................................................................ $140,500
Unrealized depreciation ........................................................................ (348,508)
Net unrealized appreciation (depreciation) .......................................................... $(208,008)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Intermediate-Term Municipal Income Fund
(continued)
including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating Funds and a $75,000 fee was paid by the participating Funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating Funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Putnam Intermediate-Term Municipal Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 16,692,108 $ — $ 16,692,108
Short Term Investments ................... 8,477,003 — — 8,477,003
Total Investments in Securities ........... $8,477,003 $16,692,108 $— $25,169,111
a
For detailed categories, see the accompanying Schedule of Investments.
8. Credit Facility
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Intermediate-Term Municipal Income Fund
(continued)
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that the following subsequent event requires disclosure:
On May 16, 2025, the Board approved a proposal to liquidate the Fund. The Fund liquidated on July 18, 2025.
Abbreviations
Selected Portfolio
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
PSF
Permanent School Fund

Putnam Funds Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable

39212-SFSOI 07/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	July 28, 2025